SUNDRY INCOME (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Sundry income	$ 146,525	$ 21,310	$ 24,911	$ 158,737	$ 351,483	$ 602,247	$ 270,240
Local Governement Subsidies [Member]
Component of Other Income, Nonoperating [Line Items]
Sundry income					158,755	449,786	227,797
Transfer From Advances Accounts Payable And Other Receivables [Member]
Component of Other Income, Nonoperating [Line Items]
Sundry income					57,571	11,835	542
Subcontracting Income [Member]
Component of Other Income, Nonoperating [Line Items]
Sundry income						19,565
Gain On Disposal Of Motor Vehicles [Member]
Component of Other Income, Nonoperating [Line Items]
Sundry income					63,876
Others [Member]
Component of Other Income, Nonoperating [Line Items]
Sundry income					$ 71,281	$ 121,061	$ 41,901